Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 14,864	$ 3,445
Research and development credits	1,467	464
Collaboration and license agreement	1,208	1,116
Share-based compensation	10
Accrued expenses and other	798	18
Gross deferred tax assets	18,347	5,043
Less: valuation allowance	(18,347)	(5,042)
Net deferred tax asset		1
Deferred tax liability
Depreciation		(1)
Valuation allowance increased	$ 13,300	$ 5,000